PARNASSUS MID CAP FUND

Portfolio of Investments as of March 31, 2021 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (3.9%)
C.H. Robinson Worldwide Inc.	1,582,405	138,975,659
FedEx Corp.	489,282	151,008,909

		289,984,568
Apparel & Luxury Goods (3.7%)
Levi & Strauss & Co., Class A	4,570,587	109,282,735
VF Corp.	2,028,274	162,099,658

		271,382,393
Banks (5.3%)
First Horizon Corp.	8,414,143	142,283,158
First Republic Bank, Class A	803,601	134,000,467
Signature Bank	514,540	116,337,494

		392,621,119
Biotechnology (1.5%)
BioMarin Pharmaceutical Inc. [q]	1,482,749	111,962,377

Capital Markets (1.8%)
Cboe Global Markets Inc.	1,327,161	130,977,519

Chemicals (2.4%)
PPG Industries Inc.	1,213,640	182,361,546

Commercial Services & Supplies (3.7%)
Republic Services Inc.	2,742,170	272,434,590

Electric Utilities (1.6%)
IDACORP Inc.	1,167,250	116,689,983

Electronic Equipment Instruments (3.2%)
Trimble Inc. [q]	3,024,053	235,241,083

Equity Real Estate Investment Trusts (7.0%)
Americold Realty Trust	4,033,321	155,161,859
Digital Realty Trust Inc.	950,358	133,848,421
Public Storage	448,692	110,719,238
SBA Communications Corp., Class A	423,231	117,467,764

		517,197,282
Food & Staples Retailing (2.4%)
Grocery Outlet Holding Corp. [q]	4,724,476	174,285,920

Food Products (0.9%)
McCormick & Co.	710,802	63,375,106

Health Care Equipment (6.1%)
Hologic Inc. [q]	3,045,777	226,544,893
Teleflex Inc.	533,292	221,561,494

		448,106,387
Health Care Technology (2.4%)
Cerner Corp.	2,474,138	177,841,039

Household Products (1.0%)
The Clorox Co.	383,472	73,964,079

Independent Power & Renewable Electric (1.2%)
AES Corp.	3,239,480	86,850,459

Industrial Conglomerates (2.1%)
Roper Technologies Inc.	394,919	159,286,629

Insurance (1.7%)
SelectQuote Inc.	4,218,933	124,500,713

IT Services (2.4%)
Jack Henry & Associates Inc.	1,171,261	177,703,719

Life Sciences Tools & Services (2.3%)
Agilent Technologies Inc.	1,364,649	173,501,474

Machinery (5.1%)
Pentair plc	3,039,703	189,434,291
Xylem Inc.	1,784,323	187,675,093

		377,109,384
Media (1.2%)
Cable One Inc.	48,989	89,569,528

Media & Entertainment (1.6%)
ANGI Inc., Class A [q]	9,408,225	122,306,925

Multi-Utilities (1.0%)
MDU Resources Group Inc.	2,356,880	74,500,977

Professional Services (2.4%)
Verisk Analytics Inc.	988,191	174,603,468

Retail (3.1%)
Burlington Stores Inc. [q]	776,829	232,116,505

Road & Rail (2.4%)
Kansas City Southern	672,930	177,599,686

Semiconductor Equipment (5.5%)
KLA Corp.	714,899	236,202,630
Maxim Integrated Products Inc.	1,873,762	171,205,634

		407,408,264
Services (1.5%)
Hilton Worldwide Holdings Inc. [q]	949,361	114,796,732

Software (10.8%)
Ansys Inc. [q]	292,862	99,444,221
Autodesk Inc. [q]	521,026	144,402,356
Cadence Design Systems Inc. [q]	859,633	117,761,125
Guidewire Software Inc. [q]	882,929	89,732,074
Nuance Communications Inc. [q]	5,518,828	240,841,654
Synopsys Inc. [q]	468,334	116,043,798

		808,225,228
Specialty Retail (2.2%)
O’Reilly Automotive Inc. [q]	328,287	166,523,581

Technology Hardware (2.9%)
Western Digital Corp.	3,213,451	214,497,854

Transportation (2.0%)
Avantor Inc. [q]	5,064,476	146,515,291

Total investment in equities (98.3%) (cost $5,333,396,477)		7,286,041,408

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Beneficial State Bank	0.50%	04/25/2021	250,000	240,137
Beneficial State Bank	0.25%	03/27/2022	250,000	242,110
Citizens Bank Trust	0.05%	01/14/2022	250,000	249,337
Self-Help Federal Credit Union	0.40%	02/17/2022	250,000	241,178

				972,762
Community Development Loans (0.0%) α
Enterprise Community Loan Fund	0.50%	02/28/2022	400,000	378,104

Time Deposits (1.7%)
Citibank, New York	0.01%	04/01/2021	123,575,985	123,575,985
Royal Bank of Canada, Toronto	0.01%	04/01/2021	4,433,596	4,433,596

				128,009,581
Total short-term securities (1.7%) (cost $129,360,447)				129,360,447

Total securities (100.0%) (cost $5,462,756,924)				7,415,401,855

Other assets and liabilities (0.0%)				17,278

Total net assets (100.0%)				7,415,419,133

q	This security is non-income producing.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.
plc	Public Limited Company